Establishment and Operations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Establishment and Operations
1.	Establishment and operations
Swvl Inc. (the “Parent Company”) is a business company limited by shares incorporated under the laws of the British Virgin Islands and registered on 17 May 2017. The registered office of the Company is at P.O. Box 173, Kingston Chambers, Road Town, Tortola, the British Virgin Islands.
The consolidated financial statements as at 31 December 2021 consist of the Parent Company and its subsidiaries (together referred to as the “Group”). The Group’s principal head office is located in The Offices 4, One Central, Dubai World Trade Centre, Street 1, Dubai, United Arab Emirates.
The Group operates multimodal transportation networks in Egypt, Pakistan, Kenya, UAE, Jordan, Saudi, Malaysia and Spain, and that offer access to transportation options through the Group’s platform and mobile-based application. The Group also licenses its technology to transport operators to manage their service. The Group operates a technology platform that uses a widespread transportation network. The Group uses leading technology, operational excellence and product expertise to operate transportation services on predetermined routes. The Group develops and operates proprietary technology applications supporting a variety of offerings on its platform (“platform(s)” or “Platform(s)”). The Group provides transportation services through contracting with other service providers (or transportation operators). Riders are collectively referred to as
“end-user(s)”
or “consumer(s)”. The drivers are referred to as “captain(s)”.
Reverse recapitalization
On 28 July 2021, the Parent Company and Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (“SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties have entered into a definitive agreement for a business combination that would result in the Group becoming a publicly listed company upon completion of the aforementioned transaction.
On 31 March 2022, Swvl Holdings Corp (“Holdings”), formerly known as Pivotal Holdings Corp, a business company limited by shares incorporated under the laws of the British Virgin Islands, consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination Agreement”), dated as of 28 July 2021, as amended, by and among Holdings, Queen’s Gambit Growth Capital, Swvl Inc. and other merger companies, pursuant to which Swvl became a wholly owned subsidiary of Holdings.
In connection with the consummated Business Combination Agreement, certain investors (“PIPE Investors”) purchased an aggregate of 12,188,711 Holdings Common Shares A for an aggregate purchase price of $111.5 million, of which $71.8 million were automatically exchanged to shares representing the Swvl exchangeable notes issued by Swvl Inc. to certain PIPE investors prior to the consummated Merger
(“Pre-funded
PIPE subscription). During the year, certain PIPE investors have pre-funded
to the Group of $45.5 million (Note 16) of the aggregate PIPE subscription.
Pursuant to the Business Combination Agreement, the Business Combination will be accounted for as a reverse recapitalization in accordance with IFRS. Under this method of accounting, Queen’s Gambit Growth Company will be treated as the acquired company and Swvl Inc. will be treated as the acquirer for financial statement reporting purposes. Swvl Inc. has been determined to be the accounting acquirer based on evaluation of the facts and circumstances of business combination.
1.1	Consolidated subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling
interests, except as indicated below.

Company name	Country of incorporation	Legal ownership percentage as of	Principal business activities
		December 31, 2021

Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	Providing a technology platform to enable passenger transportation
Swvl Pakistan (Private) Ltd.	Pakistan	99.99%
Swvl NBO Limited	Kenya	100%
Swvl Technologies Ltd.	Kenya	100%
Swvl Technologies FZE (i)	UAE	100%
Swvl Global FZE (i)	UAE	100%	Headquarters and management Activities
Smart Way Transportation LLC (ii)	Jordan	—	Providing a technology platform to enable passenger transportation
Swvl Saudi for Information Technology (iii)	Kingdom of Saudi Arabia	100%
Swvl My For Information Technology SDN BHD (iv)	Malaysia	100%
Shotl Transportation, S.L. (v)	Spain	55%

(i)
The Parent Company’s subsidiaries Swvl Global FZE and Swvl Technologies FZE were previously legally owned by one of the Group’s shareholders during the year ended 31 December 2020, and the legal ownership of both subsidiaries have been transferred to the Parent Company during the year ended 31 December 2021.

(ii)
The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by member of the Group’s management and is in process of legal ownership transfer to the Group. The subsidiary has been consolidated at 31 December 2021 based on the beneficial ownership and effective control.

(iii)
The Parent Company’s subsidiary Swvl Saudi for Information Technology (Kingdom of Saudi Arabia) was incorporated during the year ended 31 December 2021. The subsidiary is 100% owned by the Parent Company.

(iv)	The Parent Company’s subsidiary Swvl My For Information Technology SDN BHD (Malaysia) was incorporated during the year ended 31 December 2021. The subsidiary is 100% owned by the Parent Company.
(v)	The Parent Company acquired 55% of the shares of Shotl Transportation, S.L., a company based in Spain (Note 7). The Parent Company consolidates this entity based on de facto control.

1.2	Subsequent acquisition
Subsequent to the year ended 31 December 2021, the Group acquired a controlling interest of 51% in Viapool Inc., a company incorporated under the laws of the State of Delaware, engaged in the development
,

implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses
and
private cars in Argentina (Note 34).